Segment Information (Tables)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Segment Information [Line Items]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:
For the period from December 30, 2024 (inception) through December 31, 2024
Operating expenses	$890

COLOMBIER ACQUISITION CORP. II [Member]
Segment Information [Line Items]
Schedule of Segment Information	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets, which include the following:
	December 31, 2024	December 31, 2023
Trust Account	$177,634,717	$170,856,457
Cash	$905,040	$1,292,907
	For the Year Ended December 31, 2024	For the Period from September 27, 2023 (Inception) Through December 31, 2023
General and administrative expenses	$3,019,794	$441,961
Interest earned on the Trust Account	$8,778,260	$856,457